AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 1, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2010 of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of the Prospectus at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding several changes to certain Portfolios of the Trust. In particular, this Supplement contains information about changes to the Multimanager Core Bond Portfolio’s investment strategy, changes to the administration fees charged to the Portfolios of the Trust, changes to the Trust’s Distribution Plan, a change in sub-adviser to the Multimanager Mid Cap Value Portfolio, and other additional information you should consider before investing.

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The following information is added to the “Portfolio Goals, Strategies & Risks – Multimanager Core Bond Portfolio – Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” section of the Prospectus:

Effective October 1, 2010, AXA Equitable Life Insurance Company (the “Manager”) may reallocate the assets of the Index Allocated Portion to invest in one or more other portfolios also managed by the Manager (the “Underlying Portfolios”). The Underlying Portfolios are fixed-income securities portfolios that (i) seek to track a fixed-income securities benchmark index (before deduction of fees and expenses) or (ii) invest in securities included in a fixed-income securities benchmark index and use futures and options contracts to adjust the Underlying Portfolio’s overall duration to seek to hedge the risk of investing in a portfolio of debt securities during periods when interest rates may increase. At that time, should the Manager reallocate the assets of the Index Allocated Portion to Underlying Portfolios, that portion of the Portfolio will no longer be referred to as the Index Allocated Portion.

As a result of this addition to the Portfolio’s investment strategy, the following risk disclosure is added to the “Portfolio Goals, Strategies & Risks – Multimanager Core Bond Portfolio – Investments, Risks, and Performance – The Principal Risks of Investing in the Portfolio” section of the Prospectus, effective August 1, 2010:

Affiliated Portfolio Risk — In managing the Portfolio, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

New Fund Risk — Certain Underlying Portfolios may be relatively new portfolios with limited operating history. Such Underlying Portfolios may not be successful in implementing their investment strategy or may not employ a successful investment strategy, and there can be no assurance that such Underlying Portfolios will grow to or maintain an economically viable size, which could result in an Underlying Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Portfolio Management Risk — The risk that strategies used by the Manager or the sub-advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to a Portfolio with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it and its affiliates may provide through Contracts that offer the Portfolio as an investment option. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Risks of Investing in Other Investment Companies — A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by those Underlying Portfolios, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign investing and emerging markets securities risk and lower-rated securities risk. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

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Information Regarding All Portfolios

The following is added to the section entitled “More About Investment Strategies & Risks – Additional Information About Investment Strategies – Additional Strategies”:

Cash Management. Each Portfolio may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies, as discussed in “Additional Strategies – Securities of Other Investment Companies.”

The following section is added directly after the section entitled “More About Investment Strategies and Risks” of the Prospectus:

Information Regarding the Underlying Portfolios

The table below lists the Underlying Portfolios in which the Portfolio currently may invest. Each of the Underlying Portfolios is advised by AXA Equitable and sub-advised by an affiliate of AXA Equitable. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with the Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include management and administration fees paid to AXA Equitable, and advisory fees paid by AXA Equitable to its affiliates. The Portfolio will purchase Class IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. The Underlying Portfolios in which the Portfolio may invest may be changed from time to time without notice or shareholder approval.

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market of SEC registered securities. The index includes bonds from the Treasury, Government-related, corporate, agency fixed-rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-backed securities.

• Credit Risk • Derivatives Risk • Index Strategy Risk • Interest Rate Risk • Investment Grade Securities Risk • Mortgage-Backed and Asset-Backed Securities Risk

EQ/Intermediate Government Bond Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index (“Government Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Index.

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Index, or other financial instruments that derive their value from those securities. The Government Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities from one to ten years and issue amounts of at least $250 million outstanding.

•     Credit Risk

•     Derivatives Risk

•     Index Strategy Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Zero Coupon and Pay-in Kind Securities Risk

ATM Core Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital U.S. Aggregate Bond Index and U.S. government securities.

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

•     Credit Risk

•     Derivatives Risk

•     Exchange Traded Funds Risk

•     Index Strategy Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Leveraging Risk

•     Liquidity Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Risks Related to Investments In Other Investment Companies

•     Short Sales Risk

ATM Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

•     Credit Risk

•     Derivatives Risk

•     Exchange Traded Funds Risk

•     Index Strategy Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Leveraging Risk

•     Liquidity Risk

•     Risks Related to Investments In Other Investment Companies

•     Short Sales Risk

Please note that the Underlying Portfolios may already be available directly as an investment option in your variable annuity contract or variable life policy and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of the Portfolio instead of in the Portfolio itself. However, the Underlying Portfolios of the Portfolio may not be available as an investment option in your variable annuity contract or variable life policy. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

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Effective August 1, 2010, AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) no longer serves as a sub-adviser to an allocated portion of the Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg in the Prospectus and the Statement of Additional Information are hereby deleted.

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The following information replaces in its entirety the fourth paragraph in the section entitled “More Information About the Manager and the Sub-advisers – Management Fees:”

AXA Equitable also provides administrative services to the Trust including coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolios pay AXA Equitable a contractual fee at an annual rate of 0.15% of the portfolios’ total average net assets up to and including $15 billion, 0.125% of the Portfolios’ total average net assets over $15 billion up to and including $30 billion, and 0.100% of the Portfolios’ total average net assets over $30 billion, plus $32,500 per each Portfolio whose total average annual net assets are less than $5 billion.

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Effective August 1, 2010, the first paragraph under the section entitled “Portfolio Services – Additional Information – Portfolio Distribution Arrangements” of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC affiliates of AXA Equitable, (the “Co-distributors”). The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class B shares. Under the Class B Distribution Plan, the Class B shares of the Trust are charged an annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the Portfolios. The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class B shares is 0.25% of the average daily net assets attributable to Class B shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.